Derivatives - Narrative (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash collateral posted	$ 60.4	$ 35.4	$ 28.0